Intangible Assets - Schedule of Intangible Assets (Details) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross Carrying Amount	₩ 590,763	₩ 590,762	₩ 590,762
Accumulated Amortization	(313,758)	(288,607)	(187,709)
Net Carrying Amount	277,005	302,155	403,053
Industrial Property Rights [Member]
Gross Carrying Amount	5,960	5,960	5,960
Accumulated Amortization	(5,331)	(5,260)	(4,841)
Net Carrying Amount	629	700	1,119
Software [Member]
Gross Carrying Amount	62,782	62,782	62,782
Accumulated Amortization	(62,782)	(62,782)	(62,782)
Net Carrying Amount		0
Customers Relationship [Member]
Gross Carrying Amount	500,000	500,000	500,000
Accumulated Amortization	(225,000)	(200,000)	(100,000)
Net Carrying Amount	275,000	300,000	400,000
Other [Member]
Gross Carrying Amount	22,021	22,020	22,020
Accumulated Amortization	(20,645)	(20,565)	(20,086)
Net Carrying Amount	₩ 1,376	₩ 1,455	₩ 1,934